Segment Information (Tables)	12 Months Ended
Apr. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of non-current assets allocated by geography [Table Text Block]
	April 30, 2023	April 30, 2022
	$	$
Canada	1,465,890	-
Mexico	163,116,453	119,094,608
	164,582,343	119,094,608